ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued payroll related	$ 442	$ 1,332
Real estate and other taxes	557	411
Self-insured reserve	6,924	221
Accrued interest	251	484
Other accrued expenses	903	677
Total	$ 9,077	$ 3,125